OFFTAKE OBLIGATION	12 Months Ended
Dec. 31, 2019
OFFTAKE OBLIGATION
OFFTAKE OBLIGATION

11.         OFFTAKE OBLIGATION

As at December 31, 2019, the Company’s offtake obligation is as follows:

Offtake obligation
Balance - January 1, 2018	$78,085
Settlement of offtake obligation	(4,423)
Gain on financial instruments at fair value	(3,593)
Balance - December 31, 2018	$70,069
Settlement of offtake obligation	(3,068)
Loss on financial instruments at fair value	15,415
Offtake obligation repurchase payments	(82,416)
Balance - December 31, 2019	$—

In September 2015, the Company entered into an agreement pursuant to which it would deliver 100% of refined gold up to 7,067,000 ounces. The final purchase price to be paid by the purchaser would be, at the purchaser's option, a market referenced gold price in USD per ounce during a defined pricing period before and after the date of each sale.

The Company had the option to reduce the offtake obligation by up to 75% by paying $13 per ounce effective December 31, 2019 on the then remaining undelivered gold ounces.

On September 15, 2019, the Company entered into an agreement with the holders of the offtake obligation to repurchase 100% of the outstanding obligation effective September 30, 2019. In exchange, the Company agreed to pay the holders of the offtake obligation $13 per ounce for 100% of the refined gold remaining to be delivered under the offtake agreement, equating to $82,416. Under the terms of the agreement, the Company paid $62,416 on September 30, 2019 and $20,000 on November 30, 2019.

For the year ended December 31, 2019, the Company delivered 234,378 (2018 – 371,223) ounces of gold under the offtake agreement. Of the amount settled, the Company physically delivered 158,268 (2018 – 249,799) ounces from doré production and purchased 76,110 (2018 – 121,424) ounces to satisfy delivery of gold produced from concentrate sales. The settlement of the gold ounces resulted in a decrease in the offtake obligation to the date of repurchase of $3,068 (2018 – $4,423).

Until the repurchase of the offtake agreement on September 30, 2019, the offtake obligation was recorded at fair value at each statement of financial position date. For the year ended December 31, 2019, the change in fair value of the offtake obligation to the date of repurchase was a fair value loss of $15,415 (2018 – gain of  $3,593).